PROVISION FOR LITIGATION (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF PROVISION FOR LITIGATION

	March 31	December 31
	2022	2021
	$	$
Opening balance	22,162	-
Provision recognized	-	22,282
Transfer from accruals	-	243
Interest	1	1
Exchange differences (1)	30	(364)
Closing balance	22,193	22,162

(1)	Exchange differences include unrealized foreign exchange gain ($605) presented in other expenses (December 31, 2021 – loss of $294) and currency translation adjustment loss ($635) presented in other comprehensive income (December 31, 2021 – gain of $658).